BAIRD FUNDS, INC.

Prospectus Supplement

To Prospectus Dated May 1, 2004

Baird Intermediate Bond Fund

Baird Aggregate Bond Fund

Baird Intermediate Municipal Bond Fund

Baird Core Plus Bond Fund

The Prospectus is being supplemented to reflect a change in control of Robert W. Baird & Co. Incorporated (the “Advisor”), an indirect majority-owned subsidiary of Baird Holding Company (“BHC”).  Prior to May 13, 2004, BHC was controlled by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”).  On April 20, 2004, Northwestern Mutual entered into an agreement with BHC pursuant to which BHC agreed to purchase Northwestern Mutual’s interest in BHC, subject to certain conditions, including a requirement that the purchase be approved by the shareholders (other than Northwestern Mutual) of BHC, the Advisor and the Advisor’s direct parent company, Baird Financial Corporation.  Shareholder approval for the transaction was obtained at a meeting held on May 12, 2004, and the transaction was completed on May 13, 2004.  Accordingly, Northwestern Mutual no longer controls BHC.

The date of this Prospectus Supplement is May 13, 2004.  Please keep this Prospectus Supplement with your records.

BAIRD FUNDS, INC.

Prospectus Supplement

To Prospectus Dated May 1, 2004

Baird LargeCap Fund

Baird MidCap Fund

The Prospectus is being supplemented to reflect a change in control of Robert W. Baird & Co. Incorporated (the “Advisor”), an indirect majority-owned subsidiary of Baird Holding Company (“BHC”).  Prior to May 13, 2004, BHC was controlled by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”).  On April 20, 2004, Northwestern Mutual entered into an agreement with BHC pursuant to which BHC agreed to purchase Northwestern Mutual’s interest in BHC, subject to certain conditions, including a requirement that the purchase be approved by the shareholders (other than Northwestern Mutual) of BHC, the Advisor and the Advisor’s direct parent company, Baird Financial Corporation.  Shareholder approval for the transaction was obtained at a meeting held on May 12, 2004, and the transaction was completed on May 13, 2004.  Accordingly, Northwestern Mutual no longer controls BHC.

The date of this Prospectus Supplement is May 13, 2004.  Please keep this Prospectus Supplement with your records.

BAIRD FUNDS, INC.

Statement of Additional Information Amendment

To Statement of Additional Information Dated May 1, 2004

Baird Intermediate Bond Fund

Baird Aggregate Bond Fund

Baird Short-Term Bond Fund

Baird Intermediate Municipal Bond Fund

Baird Core Plus Bond Fund

The Statement of Additional Information — specifically the section entitled “Investment Advisory and Other Services” beginning on page B-37 — is being amended to reflect a change in control of Robert W. Baird & Co. Incorporated (the “Advisor”).  The second paragraph is deleted in its entirety and is replaced with the following paragraph:

“Baird Financial Corporation (“BFC”), a holding company, in combination with current and former employees of the Advisor, owns all of the outstanding stock of the Advisor.  Baird Holding Company (“BHC”), in combination with current and former employees of the Advisor, owns all of the outstanding stock of BFC.  Prior to May 13, 2004, BHC was controlled by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”).  On April 20, 2004, Northwestern Mutual entered into an agreement with BHC pursuant to which BHC agreed to purchase Northwestern Mutual’s interest in BHC, subject to certain conditions, including a requirement that the purchase be approved by the shareholders (other than Northwestern Mutual) of BHC, the Advisor and BFC.  Shareholder approval for the transaction was obtained at a meeting held on May 12, 2004, and the transaction was completed on May 13, 2004.  Accordingly, Northwestern Mutual no longer controls BHC.”

The date of this Statement of Additional Information Amendment is May 13, 2004.

BAIRD FUNDS, INC.

Statement of Additional Information Amendment

To Statement of Additional Information Dated May 1, 2004

Baird LargeCap Fund

Baird MidCap Fund

The Statement of Additional Information — specifically the section entitled “Investment Advisory and Other Services” beginning on page B-27 — is being amended to reflect a change in control of Robert W. Baird & Co. Incorporated (the “Advisor”).  The second paragraph is deleted in its entirety and is replaced with the following paragraph:

“Baird Financial Corporation (“BFC”), a holding company, in combination with current and former employees of the Advisor, owns all of the outstanding stock of the Advisor.  Baird Holding Company (“BHC”), in combination with current and former employees of the Advisor, owns all of the outstanding stock of BFC.  Prior to May 13, 2004, BHC was controlled by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”).  On April 20, 2004, Northwestern Mutual entered into an agreement with BHC pursuant to which BHC agreed to purchase Northwestern Mutual’s interest in BHC, subject to certain conditions, including a requirement that the purchase be approved by the shareholders (other than Northwestern Mutual) of BHC, the Advisor and BFC.  Shareholder approval for the transaction was obtained at a meeting held on May 12, 2004, and the transaction was completed on May 13, 2004.  Accordingly, Northwestern Mutual no longer controls BHC.”

The date of this Statement of Additional Information Amendment is May 13, 2004.